Employee Benefit Plans and Postretirement Benefits - Defined Benefit Pension, Healthcare and Other Plans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Change in the fair value of plan assets:
Ending plan assets	$ 2,793	$ 2,763
Pension [Member]
Change in benefit obligations:
Beginning benefit obligation	3,441	3,483
Service cost	27	27	23
Interest cost	134	126	143
Plan participants’ contributions	3	3
Actuarial (gain) loss	442	(45)
Gross benefits paid	(233)	(195)
Plan amendments	1
Currency translation adjustments and other	(196)	42
Ending benefit obligation	3,619	3,441	3,483
Change in the fair value of plan assets:
Beginning plan assets	2,665	2,602
Actual return on plan assets	288	176
Employer contributions	28	54
Plan participants’ contributions	3	3
Gross benefits paid	(199)	(182)
Currency translation adjustments and other	(99)	12
Ending plan assets	2,686	2,665	2,602
Funded status:	(933)	(776)
Healthcare [Member]
Change in benefit obligations:
Beginning benefit obligation	1,117	1,212
Service cost	9	9	9
Interest cost	51	45	52
Plan participants’ contributions	8	6
Actuarial (gain) loss	150	(72)
Gross benefits paid	(78)	(79)
Plan amendments	(12)
Currency translation adjustments and other	(2)	(4)
Ending benefit obligation	1,243	1,117	1,212
Change in the fair value of plan assets:
Beginning plan assets	98	91
Actual return on plan assets	11	10
Employer contributions		70
Plan participants’ contributions	8	6
Gross benefits paid	(2)	(78)
Currency translation adjustments and other		(1)
Ending plan assets	107	98	91
Funded status:	(1,136)	(1,019)
Other [Member]
Change in benefit obligations:
Beginning benefit obligation	565	552
Service cost	18	16	12
Interest cost	10	12	15
Actuarial (gain) loss	58	4
Gross benefits paid	(40)	(43)
Plan amendments	(24)	(1)
Currency translation adjustments and other	(61)	25
Ending benefit obligation	526	565	552
Change in the fair value of plan assets:
Funded status:	$ (526)	$ (565)